INVESTMENT IN NSURE, INC (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020	Feb. 19, 2020	Feb. 10, 2020	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments							$ 1,350,000	$ 1,350,000
Number of shares of common stock, shares						2,070,000
Ownership interest							33.00%	26.00%
Proceeds from issuance of common stock						$ 12,420,000	$ 10,496,221	$ 1,200,000
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares					46,667
Proceeds from issuance of common stock					$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments	$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Investments				$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Investments				3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Investments				$ 16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member]
Investments							$ 1,350,000
Number of shares of common stock, shares	43,781	43,781	58,375	5,837,462
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Number of shares of common stock, shares				291,873
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments				$ 20,000,000
Ownership interest				35.00%